Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,522,000
Previously Paid Amount	0.00
Total Fee Amount	386.12
Total Offset Amount	0.00
Net Fee	386.12
Narrative - Max Aggregate Offering Price	$ 2,522,000
Final Prospectus	true